PHOENIX INVESTMENT PARTNERS

                                                    JUNE 30, 1999

SEMIANNUAL REPORT




                                                    Phoenix Strategic
                                                    Allocation Fund




[LOGO]
PHOENIX
INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix Strategic Allocation Fund for the six months ended June 30, 1999.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 1999

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX STRATEGIC ALLOCATION FUND, INC.

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------

U.S. GOVERNMENT SECURITIES--20.0%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bonds 6.125%, 11/15/27....     AAA      $       1,250   $   1,239,956

U.S. Treasury Bonds 5.25%, 2/15/29......     AAA              2,520       2,261,094
                                                                      -------------
                                                                          3,501,050
                                                                      -------------

U.S. TREASURY NOTES--18.9%
U.S. Treasury Notes 5.375%,
1/31/00(f)..............................     AAA              8,000       8,015,290
U.S. Treasury Notes 5.50%, 2/29/00......     AAA              6,000       6,015,055
U.S. Treasury Notes 4.50%, 9/30/00......     AAA              1,525       1,508,706
U.S. Treasury Notes 5%, 2/28/01.........     AAA              8,000       7,941,558
U.S. Treasury Notes 6.25%, 6/30/02......     AAA              1,250       1,268,353
U.S. Treasury Notes 5.50%, 1/31/03......     AAA              5,000       4,956,590
U.S. Treasury Notes 5.75%, 4/30/03......     AAA              1,250       1,248,189
U.S. Treasury Notes 5.25%, 8/15/03......     AAA              2,503       2,453,180
U.S. Treasury Notes 4.25%, 11/15/03.....     AAA             10,000       9,413,066
U.S. Treasury Notes 4.75%, 2/15/04......     AAA              8,750       8,389,062
U.S. Treasury Notes 5.50%, 2/15/08......     AAA              2,275       2,211,075
U.S. Treasury Notes 5.625%, 5/15/08.....     AAA              2,831       2,771,995
U.S. Treasury Notes 4.75%, 11/15/08.....     AAA              5,375       4,931,095
                                                                      -------------
                                                                         61,123,214
                                                                      -------------
-----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $66,192,197)                                            64,624,264
-----------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--0.2%

GNMA 6.50%, 6/15/28.....................     AAA                575         553,265
-----------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $571,726)                                                  553,265
-----------------------------------------------------------------------------------

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------

MUNICIPAL BONDS--4.8%

CALIFORNIA--1.7%
Kern County Pension Obligation Revenue
Taxable 7.26%, 8/15/14..................     AAA      $       1,700   $   1,723,375

Long Beach Pension Obligation Taxable
6.87%, 9/1/06...........................     AAA                950         960,688

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08...........     AAA                455         456,706

San Bernardino County Pension Obligation
Revenue Taxable 6.94%, 8/1/09...........     AAA              1,240       1,247,750

Ventura County Pension Obligation
Taxable 6.54%, 11/1/05..................     AAA              1,100       1,101,375
                                                                      -------------
                                                                          5,489,894
                                                                      -------------

FLORIDA--2.0%
Miami Beach Special Obligation Revenue
Taxable 8.60%, 9/1/21...................     AAA              3,600       3,915,000

Tampa Solid Waste System Revenue Taxable
Series A 6.23%, 10/1/05.................   Aaa(c)             1,800       1,773,000

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(e).......     AAA                595         604,669
                                                                      -------------
                                                                          6,292,669
                                                                      -------------

NEW YORK--0.5%
Long Island Power Authority Electrical
Systems Revenue Series A 5.50%,
12/1/10.................................     AAA                360         373,050

New York State Dormitory Authority
Revenue Taxable 6.90%, 4/1/03...........    BBB+                600         606,000

2                      See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------
NEW YORK--CONTINUED
New York State Environmental Facilities
Corp. Revenue Taxable 6.70%, 3/15/08....     AAA      $         600   $     595,500
                                                                      -------------
                                                                          1,574,550
                                                                      -------------

PENNSYLVANIA--0.3%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09.................................     AAA              1,175       1,086,875

TEXAS--0.3%
Dallas Civic Center Revenue 5.25%,
8/15/08.................................     AAA                375         383,906

Houston Water & Sewer System Revenue
Refunding, Jr. Lien,
Series D 5%, 12/1/25....................     AAA                495         457,875

Texas State General Obligation Series B
5.25%, 10/1/08..........................     AA                 200         206,250
                                                                      -------------
                                                                          1,048,031
                                                                      -------------
-----------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,700,007)                                            15,492,019
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.5%

AESOP Funding II LLC 97-1, A2 144A
6.40%, 10/20/03(d)......................     AAA              1,600       1,599,775

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     A+                 600         599,466

Ford Credit Auto Owner Trust 99-B, A4
5.80%, 6/15/02..........................     AAA                500         496,836

Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27..........................     AA-              1,150       1,165,174

Nations Bank Auto Owner Trust 96-A, B2
6.875%, 5/15/03.........................      A                 500         511,198

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------

Premier Auto Trust 98-3, B 6.14%,
9/8/04..................................     A+       $         500   $     499,328
-----------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,864,218)                                              4,871,777
-----------------------------------------------------------------------------------

CORPORATE BONDS--1.8%

BUILDING MATERIALS--0.1%
Nortek, Inc. Series B 9.125%, 9/1/07....     B+                 400         399,000

COMPUTERS (SOFTWARE & SERVICES)--0.1%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05................     A-                 435         413,250

HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
Tenet Healthcare Corp. 8%, 1/15/05......     BB+                600         588,000

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
Boston Scientific Corp. 6.625%,
3/15/05.................................     BBB                515         491,825

INSURANCE (MULTI-LINE)--0.1%
Willis Corroon Corp. 144A 9%,
2/1/09(d)...............................     B+                 425         412,250

MANUFACTURING (DIVERSIFIED)--0.2%
Tyco International Group SA 6.375%,
6/15/05.................................     A-                 750         723,750

METALS MINING--0.1%
Level 3 Communications, Inc. 9.125%,
5/1/08..................................      B                 350         345,625

PAPER & FOREST PRODUCTS--0.1%
Buckeye Technologies, Inc. 9.25%,
9/15/08.................................     BB-                350         368,812

PUBLISHING--0.1%
Charter Communications Holdings LLC 144A
8.625%, 4/1/09(d).......................     B+                 450         433,125

RETAIL (FOOD CHAINS)--0.2%
Meyer (Fred), Inc. 7.45%, 3/1/08........    BBB-                525         534,188

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
Nextlink Communications, Inc. 10.75%,
11/15/08................................      B                 590         606,225

                       See Notes to Financial Statements                       3

Phoenix Strategic Allocation Fund, Inc.

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------
TEXTILES (APPAREL)--0.1%
Collins & Aikman Corp. 11.50%,
4/15/06.................................      B       $         400   $     408,000

TRUCKS & PARTS--0.1%
Cummins Engine Co., Inc. 6.45%,
3/1/05..................................    BBB+                240         228,600
-----------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $6,125,394)                                              5,952,650
-----------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES-- 5.0%

CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 11/17/07.........     AAA              2,750       2,679,102

CS First Boston Mortgage Securities
Corp. 95-AEW1, B 7.182%, 11/25/27.......     AA-                311         310,143

DLJ Commercial Mortgage Corp. 99-CG1,
A1B 6.46%, 1/10/09......................   Aaa(c)             2,000       1,932,500
DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31.....................   Aaa(c)             2,550       2,442,023

First Union Commercial Mortgage Trust
99-C1, A2 6.07%, 10/15/08...............     AAA              2,000       1,881,875

First Union-Lehman Brothers Commercial
Mortgage 97-C1, B 7.43%, 4/18/07........    Aa(c)               600         612,593

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26.................     AA                 242         239,174
LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08..............     AAA              2,000       1,902,592

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07.................................     AA                 725         722,642

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05................................     AA                 325         332,414

Residential Asset Securitization Trust
96-A8, A1 8%, 12/25/26..................     AAA                  2           1,880

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------

Residential Funding Mortgage Securities
I 96-S1, A11 7.10%, 1/25/26.............     AAA      $       1,500   $   1,492,500

Residential Funding Mortgage Securities
I 96-S4, M1 7.25%, 2/25/26..............     AA                 481         478,889

Structured Asset Securities Corp. 93-C1,
B 6.60%, 10/25/24.......................     A+               1,275       1,268,779
-----------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,486,075)                                            16,297,106
-----------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--3.4%

BULGARIA--0.4%
Republic of Bulgaria FLIRB Series A
Bearer Euro 2.50%, 7/28/12(e)...........    B(c)                580         354,162

Republic of Bulgaria IAB Series PDI Euro
5.875%, 7/28/11(e)......................    B(c)              1,400         966,875
                                                                      -------------
                                                                          1,321,037
                                                                      -------------

COLOMBIA--0.2%
Republic of Colombia 10.875%, 3/9/04....    BBB-                750         720,000

COSTA RICA--0.4%
Republic of Costa Rica 144A 9.335%,
5/15/09(d)..............................     BB               1,190       1,163,225

CROATIA--0.3%
Croatia Series B 5.813%, 7/31/06(e).....    BBB-                562         470,713

Croatia Series A 5.813%, 7/31/10(e).....    BBB-                655         524,000
                                                                      -------------
                                                                            994,713
                                                                      -------------

KOREA--0.3%
Republic of Korea 8.875%, 4/15/08.......    BBB-                735         780,019

MEXICO--0.5%
United Mexican States Global Bond
11.50%, 5/15/26.........................     BB               1,400       1,564,500

PANAMA--0.5%
Republic of Panama 8.875%, 9/30/27......     BB+                915         763,567

4                      See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------
PANAMA--CONTINUED
Republic of Panama 9.375%, 4/1/29.......     BB+      $       1,000   $     955,000
                                                                      -------------
                                                                          1,718,567
                                                                      -------------

PHILIPPINES--0.0%
Republic of Philippines 9.875%
1/15/19.................................     BB+                125         122,969
POLAND--0.8%
Poland Bearer PDI 5%, 10/27/14(e).......     BBB              2,720       2,420,800
-----------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,994,349)                                            10,805,830
-----------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--0.8%
ARGENTINA--0.2%
Compania de Radiocomunicaciones Moviles
SA 144A 9.25%, 5/8/08(d)................    BBB-                200         177,000

Telecom Argentina - France Telecom SA
EMTN WI 144A 9.75%, 7/12/01(d)..........    BBB-                450         451,125
                                                                      -------------
                                                                            628,125
                                                                      -------------
CHILE--0.2%
Compania Sud Americana de Vapores SA
RegS 7.375%, 12/8/03....................     BBB                200         188,250

Petropower I Funding Trust 144A 7.36%,
2/15/14(d)..............................     BBB                489         416,590
                                                                      -------------
                                                                            604,840
                                                                      -------------

JAPAN--0.3%
IBJ Preferred Capital Co. LLC 144A
8.79%, 12/29/49(d)(e)...................    Ba(c)               620         520,152

SB Treasury Co. LLC Series A 144A 9.40%,
12/29/49(d)(e)..........................     BB+                620         599,362
                                                                      -------------
                                                                          1,119,514
                                                                      -------------

                                          STANDARD         PAR
                                          & POOR'S        VALUE
                                           RATING         (000)           VALUE
                                          ---------   -------------   -------------

POLAND--0.1%
TPSA Finance BV 144A 7.75%,
12/10/08(d).............................     BBB      $         240   $     234,000
-----------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,809,540)                                              2,586,479
-----------------------------------------------------------------------------------

                                                         SHARES
                                                      -------------

COMMON STOCKS--57.3%

BANKS (MAJOR REGIONAL)--2.3%
Mellon Bank Corp........................                     43,400       1,578,675
Wells Fargo Co..........................                    140,600       6,010,650
                                                                      -------------
                                                                          7,589,325
                                                                      -------------

BANKS (MONEY CENTER)--1.8%
Bank of America Corp....................                     78,493       5,754,483

BEVERAGES (NON-ALCOHOLIC)--1.1%
PepsiCo, Inc............................                     90,000       3,481,875

BIOTECHNOLOGY--0.6%
Genzyme Corp. (b).......................                     37,200       1,804,200
Genzyme Surgical Products(b)............                      6,659          29,342
                                                                      -------------
                                                                          1,833,542
                                                                      -------------

BROADCASTING (TELEVISION, RADIO & CABLE)--3.8%
AT&T Corp.- Liberty Media Group Class
A(b)....................................                    197,900       7,272,825
CBS Corp.(b)............................                     43,200       1,876,500
Chancellor Media Corp.(b)...............                     36,100       1,990,012
Clear Channel Communications, Inc.(b)...                     19,000       1,309,812
                                                                      -------------
                                                                         12,449,149
                                                                      -------------

COMMUNICATIONS EQUIPMENT--1.7%
General Motors Corp. Class H(b).........                     19,800       1,113,750
Motorola, Inc...........................                     12,000       1,137,000
Tellabs, Inc.(b)........................                     46,000       3,107,875
                                                                      -------------
                                                                          5,358,625
                                                                      -------------

COMPUTERS (HARDWARE)--4.3%
Dell Computer Corp.(b)..................                     75,900       2,808,300
International Business Machines Corp....                     70,000       9,047,500

                       See Notes to Financial Statements                       5

Phoenix Strategic Allocation Fund, Inc.

                                                         SHARES           VALUE
                                                      -------------   -------------
COMPUTERS (HARDWARE)--CONTINUED
Sun Microsystems, Inc.(b)...............                     31,800   $   2,190,225
                                                                      -------------
                                                                         14,046,025
                                                                      -------------

COMPUTERS (NETWORKING)--2.2%
Cisco Systems, Inc.(b)..................                    110,100       7,101,450

COMPUTERS (SOFTWARE & SERVICES)--4.2%
America Online, Inc.(b).................                     24,400       2,696,200
Microsoft Corp.(b)......................                    109,400       9,866,512
Yahoo!, Inc.(b).........................                      6,100       1,050,725
                                                                      -------------
                                                                         13,613,437
                                                                      -------------

CONSUMER FINANCE--1.1%
Capital One Financial Corp..............                     66,600       3,708,787

DISTRIBUTORS (FOOD & HEALTH)--0.8%
Cardinal Health, Inc....................                     40,400       2,590,650
ELECTRICAL EQUIPMENT--1.8%
General Electric Co.....................                     51,900       5,864,700

ELECTRONICS (SEMICONDUCTORS)--1.8%
Intel Corp..............................                    100,500       5,979,750

FINANCIAL (DIVERSIFIED)--4.1%
Citigroup, Inc..........................                    116,925       5,553,938
Freddie Mac.............................                     40,800       2,366,400
Morgan Stanley Dean Witter & Co.........                     51,700       5,299,250
                                                                      -------------
                                                                         13,219,588
                                                                      -------------

HEALTH CARE (DIVERSIFIED)--2.0%
American Home Products Corp.............                     31,700       1,822,750
Bristol-Myers Squibb Co.................                     66,800       4,705,225
                                                                      -------------
                                                                          6,527,975
                                                                      -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.3%
Pfizer, Inc.............................                     32,900       3,610,775
Schering-Plough Corp....................                     70,300       3,725,900
                                                                      -------------
                                                                          7,336,675
                                                                      -------------

HEALTH CARE (GENERIC AND OTHER)--0.3%
Mylan Laboratories, Inc.................                     38,100       1,009,650

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.1%
Bard (C.R.), Inc........................                     21,000       1,004,063
Baxter International, Inc...............                     42,100       2,552,313
                                                                      -------------
                                                                          3,556,376
                                                                      -------------

                                                         SHARES           VALUE
                                                      -------------   -------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.2%
Procter & Gamble Co. (The)..............                     45,200   $   4,034,100

INSURANCE (LIFE/HEALTH)--0.3%
ReliaStar Financial Corp................                     24,100       1,054,375

INSURANCE (MULTI-LINE)--1.3%
American International Group, Inc.......                     35,400       4,144,013

LODGING-HOTELS--0.7%
Carnival Corp...........................                     45,300       2,197,050

MANUFACTURING (DIVERSIFIED)--2.0%
Tyco International Ltd..................                     67,400       6,386,150

OIL & GAS (DRILLING & EQUIPMENT)--0.8%
Halliburton Co..........................                     25,500       1,153,875
Schlumberger Ltd........................                     16,800       1,069,950
Transocean Offshore, Inc................                     20,000         525,000
                                                                      -------------
                                                                          2,748,825
                                                                      -------------

OIL (INTERNATIONAL INTEGRATED)--0.7%
Conoco, Inc. Class A....................                     79,600       2,218,850

PERSONAL CARE--0.7%
Gillette Co. (The)......................                     57,200       2,345,200

RETAIL (BUILDING SUPPLIES)--1.2%
Home Depot, Inc. (The)..................                     62,400       4,020,900

RETAIL (COMPUTERS & ELECTRONICS)--0.6%
Tandy Corp..............................                     38,400       1,876,800

RETAIL (FOOD CHAINS)--0.9%
Kroger Co. (The)(b).....................                     60,520       1,690,778
Safeway, Inc.(b)........................                     26,400       1,306,800
                                                                      -------------
                                                                          2,997,578
                                                                      -------------

RETAIL (GENERAL MERCHANDISE)--1.6%
Wal-Mart Stores, Inc....................                    104,400       5,037,300

RETAIL (SPECIALTY)--0.9%
Staples, Inc.(b)........................                     88,875       2,749,570

SERVICES (COMMERCIAL & CONSUMER)--0.3%
ServiceMaster Co. (The).................                     46,900         879,375

TELECOMMUNICATIONS (LONG DISTANCE)--4.1%
AT&T Corp...............................                    159,966       8,928,102
MCI WorldCom, Inc.(b)...................                     48,402       4,174,699
                                                                      -------------
                                                                         13,102,801
                                                                      -------------

6                      See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.

                                                         SHARES           VALUE
                                                      -------------   -------------

TELEPHONE--1.1%
SBC Communications, Inc.................                     59,200   $   3,433,600

WASTE MANAGEMENT--1.6%
Waste Management, Inc...................                     94,600       5,084,750
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $138,117,946)                                          185,333,299
-----------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--3.4%

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.7%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)............................                     84,800       2,353,200
OIL (INTERNATIONAL INTEGRATED)--1.7%
BP Amoco PLC Sponsored ADR (United
Kingdom)................................                     50,353       5,463,300

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
Vodafone AirTouch PLC Sponsored ADR
(United Kingdom)........................                     16,100       3,171,700
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,762,103)                                             10,988,200
-----------------------------------------------------------------------------------

                                                         SHARES           VALUE
                                                      -------------   -------------
WARRANTS--0.0%

FOREIGN GOVERNMENT--0.0%
Republic of Argentina Warrants
(Argentina)(b)..........................                        755             868
-----------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                            868
-----------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.2%
(IDENTIFIED COST $270,623,555)                                          317,505,757
-----------------------------------------------------------------------------------

                                      STANDARD       PAR
                                      & POOR'S      VALUE
                                       RATING       (000)         VALUE
                                      ---------   ---------   --------------

SHORT-TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
CXC, Inc. 5.75%, 7/1/99.............    A-1+      $   5,410   $    5,410,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,410,000)                                       5,410,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $276,033,555)                                   322,915,757(a)
Cash and receivables, less liabilities--0.1%                         467,614
                                                              --------------
NET ASSETS--100.0%                                            $  323,383,371
                                                              --------------
                                                              --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,299,022 and gross depreciation of $5,401,530 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purpose was $277,018,265.
(b)  Non-income producing.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to a value of $6,006,604 or 1.9% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $276,033,555)                              $  322,915,757
Cash                                                                   2,445
Short-term investments held as collateral for loaned
  securities                                                       2,469,900
Receivables
  Interest and dividends                                           1,871,527
  Investment securities sold                                       1,095,377
  Fund shares sold                                                   109,676
Prepaid expenses                                                       6,733
                                                              --------------
    Total assets                                                 328,471,415
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                  2,469,900
  Investment securities purchased                                  1,986,691
  Fund shares repurchased                                            154,680
  Investment advisory fee                                            168,463
  Transfer agent fee                                                 112,085
  Distribution fee                                                    72,133
  Financial agent fee                                                 20,989
  Directors' fee                                                       6,535
Accrued expenses                                                      96,568
                                                              --------------
    Total liabilities                                              5,088,044
                                                              --------------
NET ASSETS                                                    $  323,383,371
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  259,479,219
Undistributed net investment income                                1,059,010
Accumulated net realized gain                                     15,962,940
Net unrealized appreciation                                       46,882,202
                                                              --------------
NET ASSETS                                                    $  323,383,371
                                                              --------------
                                                              --------------
CLASS A
Shares of common stock, $1 par value,
  50,000,000 shares authorized (Net Assets $311,097,360)          17,809,404
Net asset value per share                                             $17.47
Offering price per share $17.47/(1-4.75%)                             $18.34

CLASS B
Shares of common stock, $1 par value,
  50,000,000 shares authorized (Net Assets $12,286,011)              711,016
Net asset value and offering price per share                          $17.28

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   3,751,589
Dividends                                                           736,729
Security lending                                                     47,268
Foreign taxes withheld                                               (6,747)
                                                              -------------
    Total investment income                                       4,528,839
                                                              -------------
EXPENSES
Investment advisory fee                                           1,050,418
Distribution fee, Class A                                           389,277
Distribution fee, Class B                                            58,921
Financial agent fee                                                 119,754
Transfer agent                                                      199,533
Printing                                                             58,232
Custodian                                                            21,105
Registration                                                         16,129
Professional                                                         11,999
Directors                                                             7,875
Miscellaneous                                                         3,122
                                                              -------------
    Total expenses                                                1,936,365
                                                              -------------
NET INVESTMENT INCOME                                             2,592,474
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  16,888,026
Net change in unrealized appreciation (depreciation) on
  investments                                                    (7,051,961)
                                                              -------------
NET GAIN ON INVESTMENTS                                           9,836,065
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  12,428,539
                                                              -------------
                                                              -------------

8                      See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/99       Year Ended
                                           (Unaudited)      12/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   2,592,474   $   4,664,553
  Net realized gain (loss)                   16,888,026      16,549,036
  Net change in unrealized appreciation
    (depreciation)                           (7,051,961)     37,970,099
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                12,428,539      59,183,688
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (2,121,097)     (4,386,234)
  Net investment income, Class B                (54,113)        (82,422)
  Net realized gains, Class A                (1,820,608)    (21,922,429)
  Net realized gains, Class B                   (72,385)       (803,938)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (4,068,203)    (27,195,023)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (184,273
    and 1,803,964 shares, respectively)       3,192,615      29,452,632
  Net asset value of shares issued from
    reinvestment of distributions
    (194,439 and 1,395,511 shares,
    respectively)                             3,332,677      22,778,819
  Cost of shares repurchased (1,292,268
    and 4,476,479 shares, respectively)     (22,341,485)    (72,799,537)
                                          -------------   -------------
Total                                       (15,816,193)    (20,568,086)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (73,239
    and 83,659 shares, respectively)          1,250,823       1,329,444
  Net asset value of shares issued from
    reinvestment of distributions
    (6,502 and 50,302 shares,
    respectively)                               110,286         813,797
  Cost of shares repurchased (60,737 and
    156,318 shares, respectively)            (1,041,217)     (2,499,565)
                                          -------------   -------------
Total                                           319,892        (356,324)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 (15,496,301)    (20,924,410)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS      (7,135,965)     11,064,255
NET ASSETS
  Beginning of period                       330,519,336     319,455,081
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $1,059,010 AND $641,746,
    RESPECTIVELY]                         $ 323,383,371   $ 330,519,336
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                       9

Phoenix Strategic Allocation Fund, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                       -------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                               YEAR ENDED DECEMBER 31,
                                          6/30/99        -------------------------------------------------------------------
                                        (UNAUDITED)            1998          1997           1996          1995          1994
Net asset value, beginning of period   $     17.03       $    15.43    $    15.52     $    15.98    $    14.82    $    15.48
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                0.15             0.25          0.30           0.31          0.45          0.34
  Net realized and unrealized gain
    (loss)                                    0.51             2.80          2.81           1.10          2.22         (0.69)
                                             -----            -----         -----          -----         -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.66             3.05          3.11           1.41          2.67         (0.35)
                                             -----            -----         -----          -----         -----         -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.12)           (0.24)        (0.30)         (0.29)        (0.52)        (0.31)
  Dividends from net realized gains          (0.10)           (1.21)        (2.90)         (1.58)        (0.99)       (0.001)
                                             -----            -----         -----          -----         -----         -----
      TOTAL DISTRIBUTIONS                    (0.22)           (1.45)        (3.20)         (1.87)        (1.51)       (0.311)
                                             -----            -----         -----          -----         -----         -----
Change in net asset value                     0.44             1.60         (0.09)         (0.46)         1.16         (0.66)
                                             -----            -----         -----          -----         -----         -----
NET ASSET VALUE, END OF PERIOD         $     17.47       $    17.03    $    15.43     $    15.52    $    15.98    $    14.82
                                             -----            -----         -----          -----         -----         -----
                                             -----            -----         -----          -----         -----         -----
Total return(1)                               3.92%(4)        20.38%        20.68%          8.78%        18.23%        (2.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $311,097         $318,847      $308,524       $309,678      $361,526      $335,177
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.17%(3)         1.17%(6)       1.17%         1.21%         1.21%         1.24%
  Net investment income                       1.63%(3)         1.51%         1.68%          1.78%         2.67%         2.18%
Portfolio turnover                              50%(4)          144%          355%           275%          184%          225%

                                                                                CLASS B
                                       -----------------------------------------------------------------------------------------
                                         SIX MONTHS                                                                    FROM
                                           ENDED                        YEAR ENDED DECEMBER 31,                     INCEPTION
                                          6/30/99        -----------------------------------------------------     10/24/94 TO
                                        (UNAUDITED)            1998          1997           1996          1995       12/31/94
Net asset value, beginning of period   $     16.87       $    15.30    $    15.43     $    15.89    $    14.79    $     14.98
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                0.08             0.12          0.18           0.19          0.30(2)        0.07
  Net realized and unrealized gain
    (loss)                                    0.51             2.78          2.77           1.09          2.22          (0.09)
                                             -----            -----         -----          -----         -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.59             2.90          2.95           1.28          2.52          (0.02)
                                             -----            -----         -----          -----         -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.08)           (0.12)        (0.18)         (0.16)        (0.43)         (0.17)
  Dividends from net realized gains          (0.10)           (1.21)        (2.90)         (1.58)        (0.99)            --
                                             -----            -----         -----          -----         -----          -----
      TOTAL DISTRIBUTIONS                    (0.18)           (1.33)        (3.08)         (1.74)        (1.42)         (0.17)
                                             -----            -----         -----          -----         -----          -----
Change in net asset value                     0.41             1.57         (0.13)         (0.46)         1.10          (0.19)
                                             -----            -----         -----          -----         -----          -----
NET ASSET VALUE, END OF PERIOD         $     17.28       $    16.87    $    15.30     $    15.43    $    15.89    $     14.79
                                             -----            -----         -----          -----         -----          -----
                                             -----            -----         -----          -----         -----          -----
  Total return(1)                             3.52%(4)        19.53%        19.74%          7.95%        17.31%         (0.12)%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                            $12,286          $11,673       $10,931         $9,594        $8,046         $1,328
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.92%(3)         1.92%(6)       1.92%         1.96%         1.97%          2.26%(3)
  Net investment income                       0.89%(3)         0.75%         0.92%          1.01%         1.88%          1.74%(3)
Portfolio turnover                              50%(4)          144%          355%           275%          184%           225%

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized
(4)  Not annualized
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For the year ended December 31, 1998, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would not significantly differ.

10
                       See Notes to Financial Statements

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk by investing in stocks, bonds and money market instruments. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

G. LOAN AGREEMENTS:

  The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

H. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (State Street). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At June 30, 1999, the Fund had loaned securities with a market value of $22,927,822 and received collateral of $23,447,931 of which $2,469,900 is cash collateral.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion; 0.60% of such value between $1 billion and $2 billion; and 0.55% of such value in excess of $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $7,771 for Class A shares and deferred sales charges of $7,939 for Class B shares for the six months ended June 30, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 1999, $100,617 was retained by the Distributor, $322,838 was paid to unaffiliated participants and $24,743 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimums and waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 1999, transfer agent fees were $199,533 of which PEPCO retained $91,159 which is net of the fees paid to State Street.

  At June 30, 1999, PHL and affiliates held 66 Class A shares and 10,949 Class B shares of the Fund with a combined value of $190,352.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended June 30, 1999, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $101,784,824 and $145,584,747, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $55,480,188 and $20,931,777, respectively.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Allocation Fund, Inc. unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Christopher J. Kelleher, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary and Clerk

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web Address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200



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